As filed with the Securities and Exchange Commission on February 28, 1997
                      Registration No. 33-86186/811-8854


                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                  FORM N-1A
          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/



                        POST-EFFECTIVE AMENDMENT NO. 7

                                     and

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/



                               AMENDMENT NO. 6

                        PEGASUS VARIABLE ANNUITY FUND

              (Exact Name of Registrant as Specified in Charter)

                                 c/o NBD Bank
                               900 Tower Drive
                                P.O. Box 7058
                          Troy, Michigan 48007-7058

                   (Address of Principal Executive Offices)

                        Registrant's Telephone Number:
                                (313) 259-0729

                            W. Bruce McConnel, III
                            DRINKER BIDDLE & REATH
                             1345 Chestnut Street
                    Philadelphia, Pennsylvania 19107-3496
                   (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

         [ ] immediately upon filing pursuant to paragraph (b)

         [ ] on (date) pursuant to paragraph (b)

         [ ] 60 days after filing pursuant to paragraph (a)(1)

         [X] on April 30, 1997 pursuant to paragraph (a)(1)

         [ ] 75 days after filing pursuant to paragraph (a)(2)

         [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

         [X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has previously registered an indefinite number of its shares of beneficial interest, including shares of Series A, B, C, D and E under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. Registrant's Rule 24f-2 Notice with respect to Series A, B, C, D and E for the fiscal year ending December 31, 1996 will be filed no later than March 3, 1997.

This Post-Effective Amendment incorporates by reference in its entirety Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A of Pegasus Variable Annuity Fund under the Securities Act of 1933 and Investment Company Act of 1940, as filed with the Commission on December 18, 1996 under Rule 485(a) of the Securities Act of 1933. The purpose of this Post-Effective Amendment is to delay the effective date of the above referenced Post-Effective Amendment until April 30, 1997.

                                  SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Detroit, State of Michigan, on this 28th day of February, 1997.

                                          PEGASUS VARIABLE ANNUITY FUND
                                          Registrant

                                          /s/ Donald G. Sutherland
                                          ------------------------
                                          Donald G. Sutherland
                                          President

          Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

       Signatures                   Title                      Date
       ----------                   -----                      ----


/s/ Donald G. Sutherland
-----------------------
Donald G. Sutherland             President              February 28, 1997
                                 and Trustee

/s/ John P. Gould
----------------
John P. Gould                    Chairman               February 28, 1997
                                 and Trustee


/s/ D'Ray Moore
---------------                  Treasurer
D'Ray Moore                     (Chief Financial        February 28, 1997
                                 Officer)

/s/ Will M. Caldwell
--------------------
Will M. Caldwell                 Trustee                February 28, 1997


/s/ Nicholas J. DeGrazia
------------------------
Nicholas J. De Grazia            Trustee                February 28, 1997


/s/ Marilyn McCoy
-----------------
Marilyn McCoy                    Trustee                February 28, 1997


/s/ Julius L. Pallone
---------------------
Julius L. Pallone                Trustee                February 28, 1997


/s/ Donald L. Tuttle
--------------------
Donald L. Tuttle                 Trustee                February 28, 1997